RELATED PARTY TRANSACTIONS - Nature of relationships (Details) - Related party	Mar. 31, 2025
Guangzhou Yinqi | Mr. Yizhuo Tan
RELATED PARTY TRANSACTIONS
Percentage of ownership (%)	40.00%
GZ Auto Service | Ms. Meiqi Chen
RELATED PARTY TRANSACTIONS
Percentage of ownership (%)	40.00%